Mine restoration provisions - Schedule of Mine Restoration Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Current portion of mine restoration provisions	$ 0	$ (3,170)
Non-current portion of mine restoration provisions	75,419	114,051
Mine restoration provisions
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	117,221	98,446
Reclamation spending at continuing operations	(124)	(374)
Accretion expense	2,459	2,641
Change in obligation	9,790	17,174
Obligations sold with Nicaraguan Group (Note 6)	(52,911)	0
Balance, end of year	75,419	117,221
Current portion of mine restoration provisions	0	(3,170)
Non-current portion of mine restoration provisions	75,419	114,051
Discontinued operations | Mine restoration provisions
Reconciliation of changes in other provisions [abstract]
Reclamation spending at continuing operations	$ (1,016)	$ (666)